Unique ID	LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
76503404	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to get the mortgagee clause, also provided the clause and transferred call to department for further assistance. As per comment dated XX/XX/XXXX servicer called regarding insurance policy on file to verify status as per customer support. Borrower inquired that is changing insurance and wants to update new policy. As per comment dated XX/XX/XXXX borrower called to discuss the insurance of the property and as a new policy was acquired and needs to send the new policy. Borrower also called to check if the escrow was run based of the new policy. Servicer advised new policy was updated and the new payment will be updated in XX/XX. Borrower wanted to know if the payment includes flood. As per comment dated XX/XX/XXXX servicer called regarding the borrower’s inquiry about the new insurance policy and their expectation of receiving the updated escrow analysis. Borrower informed that they provided the new insurance policy, the previous policy was cancelled, and they should not be responsible for two payments. The customer service representative advised that they would transfer the borrower to the insurance department so that the cancellation notice could be provided to the insurance department. As per comment dated XX/XX/XXXX borrower called regarding their inquiry about deferring XX months of payments and requesting information on how to obtain the insurance refund for the canceled policy, as they have not received the refund and it has been over XX days. XXX advised that if the account were past due, they would need to contact the lender and submit their request; however, the account is current and due for XX/XXXX. The borrower stated they believed a payment was due but confirmed they were okay. The XXX transferred the call to the insurance department to assist with contact information to follow up on the insurance refund. The insurance refund request was submitted. As per comment dated XX/XX/XXXX borrower called for refund query. As per comment dated XX/XX/XXXX servicer called regarding the delinquent payment reminder and the borrower’s concern that the payment had already been posted. Borrower informed that the payment returned due to insufficient funds and the returned item amount was provided. The borrower stated that their tenant moved out and requested information about possible hardship options. The XXX informed them that they qualified for a one‑time delinquency waiver for late fees and advised that they would need to make the payment of $X.XX. The borrower requested to extend the escrow shortage repayment from XX months to XX months to lower the monthly payment. The XXX advised that the last date for the payment arrangement would be XX/XX/XXXX. The borrower confirmed they would like the last date to remain XX/XX/XXXX, as the funds would be available by then. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
79717157	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX authorized third party called to request for not and so servicer sent via email. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
74666319	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX servicer called borrower regarding monthly payment. As per comment dated XX/XX/XXXX servicer called regarding the follow‑up on the payment due for XX/XXXX. Borrower informed that the payment for XX/XXXX was due, and the borrower scheduled a payment of $X.XX effective XX/XX/XXXX. As per comment dated XX/XX/XXXX servicer called regarding the follow‑up on the payment due for XX/XXXX. Borrower informed that the payment for XX/XXXX was due. The borrower stated they will make the payment but are unsure of the date. The XXX informed them of the delinquency impact if the payment is received more than XX days past the due date. As per comment dated XX/XX/XXXX servicer called regarding the follow‑up on the payment due for XX/XXXX. Borrower informed that the payment for XX/XXXX was due. The borrower stated they will make the payment but are unsure of the date because their tenant has not paid. The XXX informed them of the delinquency impact if the payment is received more than XX days past the due date. As per comment dated XX/XX/XXXX servicer called borrower will go online and make the payment in next hour. As per comment dated XX/XX/XXXX servicer called borrower will pay online as waiting on funds. As per comment dated XX/XX/XXXX borrower will pay in next hour. As per comment dated XX/XX/XXXX servicer called and borrower informed that already schedule payment online. As per comment dated XX/XX/XXXX Servicer called and borrower informed that payment has already made. As per comment dated XX/XX/XXXX servicer called in regards to payment. Borrower informed that will go in the system to make the payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
77271212	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX authorized third party called regarding a letter they received about the insurance on the account. XXX advised that we are still the servicer and provided the amount due. The authorized third party stated that they make the payment through their bank. No further actions were required. As per comment dated XX/XX/XXXX authorized third party called regarding the property tax notice for three properties and their questions about the tax payment process and document submission. XXX advised that property taxes are due on XX/XX and that tax documents may be uploaded through the website, faxed, or mailed for review by the tax department. The XXX informed them that the website will reflect the current tax payment amount. The customer expressed concern about the amount appearing lower than expected but agreed to review the website before taking further action. No additional concerns were raised. Authorized third party had concern that the estimated property tax payment amount shown in recent email notifications was lower than the actual tax bill received, as well as clarification on how tax bills are processed for multiple properties. XXX advised that the estimated amount is based on the prior year's tax payment and that the actual bill will be paid once received from the taxing authority. The XXX explained that the tax bill is sent directly to the company but may also be uploaded through the website under “Help and Contact Us” if the authorized third party prefers. It was clarified that multiple reminders are standard notifications and that the tax payment is due on XX/XX. No additional questions or concerns were raised. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
75148046	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX servicer called regarding the inquiry on the XXX loan to confirm whether there had been any loss on the property. Borrower informed that they were not providing any information and asked who was calling. They were advised that it was Servicing, and the borrower stated that everything was okay. As per comment dated XX/XX/XXXX borrower called regarding their inquiry about available refinance options. XXX advised that there are no refinance options available and that they would need to outsource that service. As per comment dated XX/XX/XXXX borrower called regarding obtaining the maturity date of the loan. XXX advised that the maturity date is XX/XX/XXXX and provided the unpaid balance of $X.XX along with the interest rate. The borrower was assisted. As per comment dated XX/XX/XXXX borrower called regarding authorizing and to obtain a verbal verification of mortgage. XXX advised the original note date of XX/XX/XXXX, the loan term of XX years, the unpaid balance of $X.XX, the last and next payment dates, and the acquisition date of XX/XX/XXXX. As per comment dated XX/XX/XXXX servicer called regarding the XXX campaign outreach to confirm whether there had been any natural disaster impacting the property. Borrower informed that they have never experienced any natural disaster on the property. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
73226054	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there is single attempt to contact the borrower. The loan is current and performing and there has not been any contact during the review period.
							01/31/2026	2/XX/2026
79268547	XXXX	XXXX		3	[3] Property Damage - XXX - No evidence of repair [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called for loan status. As per comment dated XX/XX/XXXX borrower called as wanted the claim's check endorsed and call was transferred to loss draft department. As per comment dated XX/XX/XXXX borrower called for claim check and to find out if all paper work was received. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX indication of XXX damage claim# XXX. As per comment dated XX/XX/XXXX borrower wanted claim's check endorsed.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
78035126	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX authorized third party called with question about the property taxes not being paid. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
73121466	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX Servicer called as borrower in reference to reset to put in to have DI waived/deferred. Servicer will have to resubmit request since the initial approved was not worked. As per comment dated XX/XX/XXXX servicer called borrower to inform that is approved to be waived and need to wire $X.XX to be reinstated. Borrower will wire funds by the XX. As per comment dated XX/XX/XXXX servicer called to inform wire amount received for $X.XX is short total must be $X.XX as of today to reinstate and if difference is not received. As per comment dated XX/XX/XXXX servicer called to inform wire amount received for $X.XX is short and total must be $X.XX which is needs to reinstate. As per comment dated XX/XX/XXXX servicer called advised foreclosure fees is requested and will need to make payment if there will be need for difference. As per comment dated XX/XX/XXXX borrower called in regards to the payment that was applied towards the principal to applied towards the mortgage payments. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
75663777	XXXX	XXXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX authorized third party called regarding the request to have the funds released to the contractor. The XXX advised that they could provide a material list or request another inspection. The XXX requested the inspection for them, and they will see if they can provide the material list. The borrower  called regarding providing authorization, their family member, until XX/XX/XXXX. The XXX advised that the packet was sent to the email address for the authorization form. The authorized third party asked for the check status, and the XXX advised that today the inspection report was uploaded to the file at XX% completed and that we are requesting a draw in the amount of $X.XX. The XXX advised that the monitored process is XX to XX business days and advised that we will use the prepaid label. As per comment dated XX/XX/XXXX The authorized third party called regarding the status of the claim and to verify if the updated waiver of lien from them was received. The XXX advised that on XX/XX/XXXX the waiver of lien was uploaded to the file. The authorized third party asked for the amount of total funds received, and the XXX reviewed all funds received and remaining in restricted escrow. The XXX advised that the check in the amount of $X.XX was deposited and that we are waiting for the funds to post to the restricted escrow. The XXX also advised that the claim is under management review, reviewed the monitored process, and advised that there is a prepaid label on file. As per comment dated XX/XX/XXXX The authorized third party called regarding the lender‑placed insurance on the account effective XX/XX/XXXX and requested information about the insurance on file. The XXX advised that the XXX in XXXX and confirmed that the insurance on file is lender‑placed liability insurance. The XXX advised that there is no other insurance on file at this time and that the authorized third party may shop for coverage. The XXX advised that the lender‑placed insurance effective XX/XX/XXXX is for $X.XX or until the customer provides their insurance. The XXX provided the insurance number with and provided the phone number. As per comment dated XX/XX/XXXX borrower called regarding the check status and verbally authorized from XX/XX/XXXX to XX/XX/XXXX with claim number. The XXX advised that the monitored process is XX to XX business days and advised that no new checks are on file yet. The XXX transferred the caller to the insurance department. As per comment dated XX/XX/XXXX borrower called regarding checking on the loan and the amounts and fees. The XXX advised the borrower of the policy and advised that insurance questions about the policy were directed to the insurance department. As per comment dated XX/XX/XXXX borrower called regarding a cash‑out refinance. The XXX advised that at this time we do not have that department, and the call ended. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment dated XX/XX/XXXX there is evidence of property damage in file went over final depreciation for about $X.XX. As per comment dated XX/XX/XXXX inspection was informed for XX%. As per comment dated XX/XX/XXXX final inspection was completed, But as per comment dated XX/XX/XXXX a written confirmation for no repairs were done by them. No evidence of inspection completed for the property.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
78531880	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in requested for payoff statement. On XX/XX/XXXX borrower called in to ask for lender information. XXX asked borrower to send email to request the same. On XX/XX/XXXX borrower called in to speak to supervisor. On XX/XX/XXXX borrower stated want to XXX and XXX. They requested approval last year and were advised during the last contact attempt that they would need to provide a guarantee that the changes would not encumber the current loan. Borrower confirmed that the amendment would, in fact, encumber XX% of the current lot and loan, and XXX advised that this would not be approved, as the amendments must not affect the existing loan. XXX also explained that would need to pursue a partial discharge or explore external refinancing, and that if borrower want similar loan terms and lender options, borrower may reach out to the title XXX or loan officer for guidance. On XX/XX/XXXX borrower picked the call and stated will make the payment online. On XX/XX/XXXX borrower stated payment already scheduled. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
77971047	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							01/31/2026	1/XX/2026
78529468	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes the payment on time.
							01/31/2026	2/XX/2026
72828032	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							01/31/2026	1/XX/2026
74059032	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and made payment. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
72842702	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and payment. On XX/XX/XXXX borrower called in and XXX provided the reinstatement amount. Borrower will be wire the amount. On XX/XX/XXXX borrower called in to confirm if servicer received the wire amount. Advised to borrower wire amount not yet received but email is received. On XX/XX/XXXX borrower called in to request form XXX. On XX/XX/XXXX borrower called in regard to scheduled payment and stated payment drafted again. Advised to borrower reach out to bank to stop one payment. On XX/XX/XXXX borrower called in to check in received insurance policy. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
70524567	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to request billing statement. Advised to borrower will get it online. Also, opened task for billing statement as not getting generated XX/XXXX. On XX/XX/XXXX borrower called in see why loan was not allowing borrower to link another account. Borrower needed most recent statement and wanted to make sure that the property "XXX" is connected to his loan ending with #XXX. XXX provided closing instructions to show both properties are listed with the loan and payments for property tax are being paid. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
70509549	XXXX	XXXX		3	[3] Property Damage - UTD - No evidence of resolution [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX , the borrower requested a draw which was sent to QC for approval in the amount of $X.XX, payable to the borrower and contractor. The borrower requested expedited processing. On XX/XX/XXXX, he was advised the check had already been released on XX/XX/XXXX, and informed that the next draw required an inspection. On XX/XX/XXXX, the borrower confirmed he would make his monthly payment online. On XX/XX/XXXX, the borrower was advised the last draw was insufficient and the previous inspection showed XX% completion, requiring a new inspection or a materials‑only list. On XX/XX/XXXX, the borrower was informed that the inspection ordered on XX/XX/XXXX required an updated email, which was completed, and processing timelines and label status were reviewed. On XX/XX/XXXX, he was advised the XX/XX/XXXX inspection showed XX% completion, and a draw request for $X.XX was submitted on XX/XX/XXXX. On XX/XX/XXXX, he was told there was a discrepancy with the prior inspection requiring review and adjustment. On XX/XX/XXXX, co‑borrower XXX reported the contractor needed an additional $X.XX added to the inspection amount to match the payment schedule, and the file was submitted for review. On XX/XX/XXXX, a request to waive default interest was denied per investor direction. On XX/XX/XXXX, XXX called to confirm the label was received and was advised of remaining funds totaling $X.XX. On XX/XX/XXXX, borrower XXX called about the inspection status and was informed of processing timelines. On XX/XX/XXXX, XXX followed up regarding release of remaining funds after an inspection showed XX% completion, and was advised that 100% completion is required, meaning another inspection was needed. Finally, on XX/XX/XXXX, he requested that inspection, and was advised of contact and processing timeframes, and that funds would be mailed using the XXX label once processing is complete. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX , the borrower requested a draw which was sent to QC for approval in the amount of $X.XX, payable to the borrower and contractor. The borrower requested expedited processing. On XX/XX/XXXX, he was advised the check had already been released on XX/XX/XXXX, and informed that the next draw required an inspection. On XX/XX/XXXX, the borrower confirmed he would make his monthly payment online. On XX/XX/XXXX, the borrower was advised the last draw was insufficient and the previous inspection showed XX% completion, requiring a new inspection or a materials‑only list. On XX/XX/XXXX, the borrower was informed that the inspection ordered on XX/XX/XXXX required an updated email, which was completed, and processing timelines and label status were reviewed. On XX/XX/XXXX, he was advised the XX/XX/XXXX inspection showed XX% completion, and a draw request for $X.XX was submitted on XX/XX/XXXX. On XX/XX/XXXX, he was told there was a discrepancy with the prior inspection requiring review and adjustment. On XX/XX/XXXX, co‑borrower XXX reported the contractor needed an additional $X.XX added to the inspection amount to match the payment schedule, and the file was submitted for review. On XX/XX/XXXX, a request to waive default interest was denied per investor direction. On XX/XX/XXXX, XXX called to confirm the label was received and was advised of remaining funds totaling $X.XX. On XX/XX/XXXX, borrower XXX called about the inspection status and was informed of processing timelines. On XX/XX/XXXX, XXX followed up regarding release of remaining funds after an inspection showed XX% completion, and was advised that 100% completion is required, meaning another inspection was needed. Finally, on XX/XX/XXXX, he requested that inspection, and was advised of contact and processing timeframes, and that funds would be mailed using the XXX label once processing is complete.  Property repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
77355964	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to states check was sent on XX/XX/XXXX. Advised to borrower will open task payment team to follow-up. On XX/XX/XXXX borrower called in as does not want the insurance. On XX/XX/XXXX borrower called in as got letter for late fees. Borrower states account is on auto payment and payment will be pick up on next month. On XX/XX/XXXX borrower called in and drafted the payment. Also, requested that insurance information be sent in writing. On XX/XX/XXXX borrower called in regarding the escrow analysis. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
77532874	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX servicer called the borrower and confirmed insurance premium paid. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
74496177	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to make the complaint did not get the XXX form and could not get it from website. XXX apologised and offered to email it. On XX/XX/XXXX borrower called in about credit reporting on the properties and stated that can submit an explanation for review on the online portal. On XX/XX/XXXX borrower requested to temporarily suspend auto pay (XXX) to avoid double payment as next payment is not due until XX/XX/XXXX. Explained that auto pay can be canceled through the online portal and that this will not affect loan terms or cause default. Clarified that ACH and auto pay are the same. Provided instructions for canceling and reinitiating auto pay including the grace period (up to XX days) and that payment can be scheduled between the XX and XX of the month. Addressed concern about a recent email notification sent XX/XX/XXXX, confirming it was legitimate but unable to provide details of the message. There was no further contact with the borrower and loan is performing.

Dispute comment - On XX/XX/XXXX dispute resolution letter was sent for borrower's qualified written request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
70734764	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to inquire about insurance payment. Advised to borrower insurance is up to date. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
75843801	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
72314986	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX Borrower called in and verified CIP stated insurance has not been paid. Advised we sent payment XX/XX transferred to insurance team. XX/XX/XXXX  Borrower called in regarding for copy of a XXX and borrower states cant log into the website and servicer provided cc number and trans to the call, and servicer advised I could get him to cc to assist and also borrower also requested the XXX form and borrower is not able to access online portal and rep attempted to assist register account but borrower said will try after some time and when his son comes and after the borrower managed to log into the portal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
71666512	XXXX	XXXX		3	[3] Loan exhibits evidence of litigation. [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX Borrower called to request for last billing statements for tax purposes and also stated borrower not received the statement and inquiry statement generated and sent. On XX/XX/XXXX Borrower called into inquary if there as insurance refund from provider on this account. Advised es and was back in feb, On XX/XX/XXXX Borrower inquiring whether we had received the insurance refund. I advised that the refund was received yesterday, XX/XX/XXXX, and confirmed that the funds belong to him.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is evidence of litigation on the file.  As per comment XX/XX/XXXX Indicates the Property was set for Tax Sale on XX/XX/XXXX, and comment XX/XX/XXXX approved to pay lien and redeem from sale. However, the payment was done on XX/XX/XXXX. And Taxes are Paid current.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
70008401	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX borrower called in regarding to ask for the amount due provided $X.XX gtd XX/XX and on  XX/XX/XXXX borrowe called to check state of the account after he wired XX/XX $X.XX advised account is current. And on XX/XX/XXXX called to  find out the status of the account. Advised acct is rep by attorney, XX/XX/XXXX borrower called in advised mfr granted XX/XX/XXXX.XX/XX/XXXX borrower called to make payment advised will have to call next day to speak with am on file as there is a suspended fc and mfr for bk needs to be sure if oly di has to be charged on the payment.  XX/XX/XXXX Borrower called in verified CIP advised will with BK team and follow up and  XX/XX/XXXX borrower called in regarding tenant were paying late and missing payments. On XX/XX/XXXX Borrower called in verifed CIP advised still pending investor response advise will follow up once I get a response.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  As per comment XX/XX/XXXX indicates MFR was granted on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
79697368	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX called to the borrower regarding monthly payment scheduled OTD for today IAO $X.XX, and  XX/XX/XXXX called the borrower regarding monthly payment . The borrower stated closing on another asst and will pay lc later this month. XX/XX/XXXX Outbound call for payment follows‑up. XXX answered. XXX advised about the payment due for XX/XXXX. XXX stated they will make the payment but are unsure of the date. XXX advised on DI if the payment is received.
 XX/XX/XXXX Outbound call Payment follow-up. The XXX was reached and advised about the payment due in XX/XXXX. The XXX stated they will make the payment but are unsure of the exact date, as the tenant has not yet paid.
 XX/XX/XXXX called to the borrower and borrower advised will pay online,  XX/XX/XXXX Called to the borrower for payment and borrower said will pay in next hour and  XX/XX/XXXX Called to the borrower in regards to payment advised they will go in the system to make the payment decling scheduling the payment..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
72188008	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX called to the borrower and borrower wanted to fee waived advised cannot be waived but he can pay in installments.
 XX/XX/XXXX called to the borrower and said account is frozen due to suspicious fraudulent actives but should be good by XXX.
XX/XX/XXXX Borrower picked and requested we look at a different loan then later said will call back once borrower speaks with the investor.
XX/XX/XXXX called the borrower and borrower picked up and wanted to know the status of so deferral request on the other properties. Advised no fee back borrower advised payment due on this loan is $X.XX borrower said he will let me when ready to the payment.
 XX/XX/XXXX called to the borrower said still waiting on bank to re-open the acct.
XX/XX/XXXX called to th borrower discuss loan per the borrower said he is working on his bank issue trying to resolve the issue and will call us back.
  XX/XX/XXXX borrower called to make payment and advised borrower that will give call back tomorrow.
XX/XX/XXXX Called to the borrower and borrower picked up and advised has bone di waiver so amount due is $X.XX
XX/XX/XXXX called to the borrower and borrower scheduled a payment and requested and escrow analysis to be run provided amount paid out towards taxes and insurance.
XX/XX/XXXX called to the borrower picked up advised payment is due, borrower said will make payment next week, advised escrow was done and payment will go done effective nov but still has and esc shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
74408409	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
73766305	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX . Borrower called stating he has his own insurance but is still being charged. The Representative advised and transferred the borrower to the Insurance Department for further assistance. On XX/XX/XXXX Borrower called over payment change and advised escrow wind coverage added on XX/XX/XXXX called regarding being charged for flood insurance despite having a condo flood policy. The representative advised that no documentation had been received. Borrower stated he has still been charged from our end. Representative contacted the XXX listed on the previous policy at XXX. XXX advised to contact EOI and provided the number XXX. Representative called and spoke with XXX, provided loan number #XXX, XXX. XXX advised that since this is the first documentation request for this loan, they require a document stating that the flood policy is needed. Representative emailed XXX, including Warning Letter XX. XXX provided order number #XXX. Representative provided email address XXX. XXX advised that the document would be received within XX hours. The representative informed the homeowner that once the document is received, the account will be updated. Borrower was advised that a refund will be issued within XX calendar days, LPI will be cancelled within XX business days, and the cancellation letter will be sent within XX–XX business days.  On XX/XX/XXXX Borrower called to inquire about the mortgage payment amount. The Representative advised that the payment is $X.XX. Borrower stated he pays insurance out of pocket. Representative attempted to advise the borrower to submit a written request to have the account converted to non‑escrow for insurance. Call was transferred to the Insurance Department for further assistance regarding LPI, escrow refunds, and steps to convert the account to non‑escrow for insurance
 XX/XX/XXXX . Borrower called to inquire about his escrow balance. The Representative provided the information and advised that the escrow change is effective on XX/XX/XXXX. Borrower stated that the date was too far out and mentioned he did not have funds to pay his XXX bill and needed the refund sooner. The Representative advised that an escalation task would be opened for the refund and informed Borrower that no guarantee can be provided. The task for escalation was opened. XXX asked how to become non‑escrowed, and the representative provided the guidelines. The borrower was assisted. And  on XX/XX/XXXX Borrower called in regarding updated mailing address to add and called to get the date the escrow refund check was mailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
70390976	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX Borrower called in regarding and the customer stated she made a one-time principal payment of $X.XX but noticed no change in the monthly payment. Explained that for commercial loans a recast may be required to adjust the monthly payment after a large principal payment and that not all commercial loans are eligible for recast. Placed the customer on a brief hold to consult with the commercial department. Transferred the customer to a representative in the commercial department for further assistance with the payment adjustment. Call ended after successful transfer and Advised called into go over the recast information and borrower made a paym iao $X.XX for XX/XX and wanted to know why their payment hasnt been adjusted and canceled paym iao $X.XX for XX/XX per borrowers request and atp wanted to know how to get access to their reserve funds and XX/XX/XXXX  Borrower called in regarding confusion over escrow payments and insurance disbursements. Confirmed current insurance provider as XXX. Explained that force-placed insurance from XXX was canceled as of XX/XX/XXXX  after receiving customer's own insurance. Clarified that all force-placed insurance payments were made with the first payment on XX/XX/XXXX. Addressed concern about not seeing XXXX payments to XXX explained that only payments reflected in the system are disbursed. Discussed inquiry about principal-only payment and recast process noting that $X.XX is still needed for recast with only $X.XX received so far. Apologized for lack of communication and confirmed no documentation received regarding reserve account total of $X.XX. Submitted complaint for lack of communication and opened a ticket for follow-up. Provided commercial team contact information for direct inquiries. A third party was present on the call fully verified and authorized to discuss the account. On XX/XX/XXXX, Borrower called in regarding recast request for loan; explained prior request was denied due to insufficient principal payment. Clarified that at least XX% of the loan balance is required for recast. Customer inquired about using reserve account funds for recast; reserve specialist unavailable until XXX. Customer expressed interest in recast but is also considering refinancing with another bank at XX%. Updated customer contact information. For second property loan confirmed auto pay setup and next payment due date and amount. Address correction request is already in process with an expected update by late XXX. Customer requested direct deposit for escrow check and confirmed bank account for deposit. Emailed customer regarding reserve account and recast options. Customer expressed satisfaction and gratitude for assistance.

Dispute comment: Comment dated XX/XX/XXXX indicates Qualified written request dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
79939856	XXXX	XXXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX As per comment dated XX/XX/XXXX Borrower called in and wanted to know the claim check released. XXX advised Borrower to vacate the property as they stated they live in it and advised to provide the date when borrower will vacate the property and inform.  XXX advised of new claim due to XXX damage and Date of loss was XX/XX/XXXX with claim details to borrower and borrower confirmed the repairs will be completed on the property. XXX advised need check and adjusters report will review documents to determine process. XXX advised of processing time once the check is received. On comment dated XX/XX/XXXX Borrower called in to confirm what is needed for claim. XXX advised to reached to request adjuster for claim and also advised for S&G process and monitored process. XXX provided with email and advised borrower to allow XX to XX business days for processing. On XX/XX/XXXX Borrower called in status of claim. XXX advised they received adjuster on XX/XX/XXXX outside the processing time frame and send a request to management to process the claim. On XX/XX/XXXX Borrower called to check on claim status XXX advised of mailing check details via regular mail as on XX/XX/XXXX in the amount of $X.XX and asked borrower to allow some time. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX there is evidence of damage due to XXX with the date of loss XX/XX/XXXX. the claim was filed and the claim check in the amount of $X.XX was sent. Borrower stated the repairs will be completed. Borrower was not able to provide exact amount of loss. As per comment dated XX/XX/XXXX XXX advised of received claim check and other documents on XX/XX/XXXX and they needed adjuster report to process the claim. And advised borrower of S&G process and monitored claim process. Comment dated XX/XX/XXXX indicates the claim check was submitted for endorsement and the claim check in the amount of $X.XX was mailed via regular mail to borrower. No evidence identified of repairs completed 100%.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
71544177	XXXX	XXXX		3	[3] Ability to Repay - Poor - Intervention Required [2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX XXX called borrower and borrower advised of reason for default as curtailment of income and advised they wanted to pay XXX accepted the payment and provided the confirmation. On XX/XX/XXXX Borrower called and stated has funds to pay XXX explained borrower that they are in active foreclosure and required for full reinstatement. Borrower requested for same. As per comment dated XX/XX/XXXX XXX called borrower and offered to calculate the payment plan. Borrower stated will call family member. On XX/XX/XXXX Borrower called requesting help. XXX offered XX months plan and borrower accepted it. On XX/XX/XXXX Borrower called to advised for payment. On XX/XX/XXXX Borrower called and scheduled payment for XX monthly payments. There was no additional contact and the loan is delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
74905357	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called to inquire about the payment and if there will be adjusted due to the adjustable-rate mortgage. XXX advised there will be a change in effective date on the principle, interest, taxes and insurance and may change every XX months. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
74454325	XXXX	XXXX		3	[3] There is evidence of property damage. [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called to get help with the online login. On XX/XX/XXXX Borrower called with authorized third party and they were upset because the complaint regarding web portal due to delay call back. XXX advised will submit a ticket as well the details what action was taken and email was sent to update the account. On XX/XX/XXXX Authorized third party called regarding a lost insurance claim check and stated the insurance check is for $X.XX and is co-endorsed to both changes XXX and current servicer. XXX explained that the check is a lost claim check and must be endorsed by all parties rather that mortgage company along with adjuster report. and a new claim was also filed due to XXX damage. On XX/XX/XXXX Borrower called regarding call back and XXX advised for adjuster report from the insurance claim. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX Borrower inquired about lost claim check and stated the insurance check if for $X.XX and is co-endorsed with prior servicer and recent one. XXX advised the claim is lost claim check so it must be endorsed by all the parties and a new claim was filed due to XXX damage. On XX/XX/XXXX copy of the adjuster estimates of the damages were requested. Comment dated XX/XX/XXXX Indicates there was damage due to XXX with date of loss of XX/XX/XXXX. and check in the amount of $X.XX posted as a loss draft payment. On XX/XX/XXXX loss draft check was sent and draw was requested. There is no evidence of inspection completion 100% or repairs completion.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
70159333	XXXX	XXXX		3
[3] Property Damage - UTD - No evidence of resolution

[3] There is evidence of property damage.

[2] Occupancy - Non Owner Occupied

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX XXX called and asked borrower to reschedule the payment. On XX/XX/XXXX XXX called and advised borrower to schedule the payment for XXX. As per comment dated XX/XX/XXXX XXX called borrower and borrower asked for reinstatement quote and asked for attorney fees. On XX/XX/XXXX Borrower called to pay and stated they spoke with XXX which provided with reinstatement. On XX/XX/XXXX XXX called and stated deferment was approved however borrower stated they are waiting for check to clear. On XX/XX/XXXX Borrower called and stated they received a reinstatement and will be sending wire funds. On XX/XX/XXXX Borrower called regarding loss draft and the call was transferred to loss draft. On XX/XX/XXXX Borrower called regarding claim status XXX advised borrower that revised adjuster report on file but also confirmed there is settlement on file and advised they needed XXX borrower stated has completed the repairs by self. On XX/XX/XXXX Borrower called to follow-up on claim check. On XX/XX/XXXX Borrower called in and said they wanted to pay off the loan. XXX advised they can request for short sale and updated the mailing address. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX. Borrower called regarding claim check received in the amount of $ X.XX and went for S&G and monitored process. Also, borrower stated will completed the repair. On XX/XX/XXXX Borrower called in reference to claim status XXX advised they need adjuster report. borrower stated they have completed the repairs by the own. Borrower will email the documents. There is no evidence of repairs completed or 100% inspection completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
79081794	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Borrower called to schedule payment, but call was disconnected. On XX/XX/XXXX Borrower called to make a payment and schedule payment. On XX/XX/XXXX Borrower called to do follow up on the check which were mailed out. XXX advised borrower can apply funds when received. On XX/XX/XXXX. Borrower called in regard to check which they sent, and they should not be charged. On XX/XX/XXXX Borrower called to find if account is current. XXX advised yes. On XX/XX/XXXX Borrower called to make payment XXX advised it should be certified funds and need to send certificate wired check. On XX/XX/XXXX Borrower called for loan details. On XX/XX/XXXX Borrower called and stated they sent the payment. XXX advised the reinstatement good through date borrower stated will wire the funds. On XX/XX/XXXX Borrower called and requested wired instruction and borrower provided the proof of payment. On XX/XX/XXXX XXX called and advised on the payment due for XX/XXXX and stated will make payment. On XX/XX/XXXX Borrower stated XX out of XX checks are cashed and lost XX was lost and stated funds were reversed to the bank account. On XX/XX/XXXX XXX called borrower and borrower stated someone was able to advise borrower on the sent checks XX months ago and disconnected. On XX/XX/XXXX Borrower advised there is no disaster and stated the check was not credited to their account but was cashed for XX account. XXX advised borrower of which properties was behind. and will submit the query regarding the checks. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
70665900	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called to schedule the XXX payment and late fee. On XX/XX/XXXX Borrower called to make payment. on XX/XX/XXXX Borrower called regarding notice which was received confirming have proper coverage. XXX informed due to lender paid insurance address on back of notice the policy is cancelled. On XX/XX/XXXX. Borrower called to know why the payment was went up and regarding being charged and has insurance. XXX advised the last thing they received was a cancellation letter was sent by them. And advised they need a policy which was never provided. On XX/XX/XXXX borrower called regarding evidence of insurance XXX advised the policy on file has to match the address on loan updated email. On XX/XX/XXXX Borrower called to verify refund status and was informed by XXX they would receive that once policy was provided and payment was increased due to insurance. Once it will receive borrower will credit. XXX called borrower and advised payment is due. Borrower disputed that was charged LPI when they provided policy and was told will get refund. XXX advised the refund was put back still has escrow shortage because of increase in taxes. and advised if does not pay will be defaulted and will need to pay more and reinstate the account. Borrower asked supervisor to submit a complaint. On XX/XX/XXXX Borrower called and inquired about changes in changes XXX advised the refund was provided and breakdown of it was also provided. Borrower was confused about it and asked for insurance payment. XXX clarified on the same. Borrowers schedule a payment. On XX/XX/XXXX borrower called to request for escrow analysis XXX advised it was already requested and to call on XX/XX/XXXX. On XX/XX/XXXX Borrower called to find out why payment was increased. XXX advised due escrow shortage. Borrower wanted to know how the payment of $X.XX will impact payment and XXX advised it will impact on maturity date. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
74514566	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called and requested for the end of year statement. On XX/XX/XXXX Borrower called to find why the payment was changed. XXX advised interest rate changed and borrower disputed for the same. On XX/XX/XXXX Borrower called to request closing documents on file. XXX sent documents via encrypted email. On XX/XX/XXXX Borrower called and stated they would like to speak with insurance agency called to XXX form insurance agency to get the loan number and mortgage information as well as asked if the account is in escrow for insurance and get a XXX XXX sent the XXX email. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026